ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	As of December 31
	2020	2021	2021
	RMB	RMB	USD

Cash and cash equivalents	8,430	11,260	1,767
Short-term investments	5,983,518	885,420	138,942
Prepaid expenses and other current assets	10,627	463	73
Amounts due from subsidiaries and VIEs	318,205	5,777,602	906,632
Total current assets	6,320,780	6,674,745	1,047,414

Long-term investments	525,373	—	—

TOTAL ASSETS	6,846,153	6,674,745	1,047,414

Accrued expenses and other current liabilities	8,803	5,184	814
Amounts due to subsidiaries and VIEs	100,038	108,120	16,966
Total current liabilities	108,841	113,304	17,780

Deficit of investments in subsidiaries and VIEs	1,007,457	3,680,499	577,551

TOTAL LIABILITIES	1,116,298	3,793,803	595,331

Class A ordinary shares (par value of USD0.0001 per share; 800,000,000 shares authorized as of December 31, 2020 and 2021; 96,821,132 and 99,277,116 shares issued; 96,455,774 and 98,032,240 shares outstanding as of December 31, 2020 and 2021)	65	66	10
Class B ordinary shares (par value of USD0.0001 per share; 100,000,000 shares authorized as of December 31, 2020 and 2021, 73,305,288 shares issued and outstanding as of December 31, 2020 and 2021)	48	48	8
Treasury stock, at cost	(139,572)	—	—
Additional paid-in capital	7,595,049	7,793,234	1,222,928
Accumulated other comprehensive loss	(59,905)	(143,111)	(22,457)
Statutory reserves	40,380	40,380	6,337
Accumulated deficit	(1,706,210)	(4,809,675)	(754,743)
TOTAL SHAREHOLDERS’ EQUITY	5,729,855	2,880,942	452,083
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS’ EQUITY	6,846,153	6,674,745	1,047,414

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
General and administrative expenses	12,152	(14,157)	(25,357)	(3,979)
Total operating expenses	12,152	(14,157)	(25,357)	(3,979)
Income (loss) from operations	12,152	(14,157)	(25,357)	(3,979)
Equity in gain (loss) of subsidiaries and VIEs	211,868	(1,387,816)	(3,106,437)	(487,466)
Income from non-operations	2,610	9,043	28,329	4,445
Income (loss) before income tax	226,630	(1,392,930)	(3,103,465)	(487,000)
Income tax expenses	—	—	—	—
Net income (loss)	226,630	(1,392,930)	(3,103,465)	(487,000)
Less: Series A convertible redeemable preferred shares redemption value accretion	16,772	—	—	—
Less: Undistributed earnings allocated to the participating preferred shares	21,698	—	—	—
Net income (loss)	188,160	(1,392,930)	(3,103,465)	(487,000)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Net income (loss)	226,630	(1,392,930)	(3,103,465)	(487,000)
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustments	9,219	(74,562)	(73,936)	(11,602)
Unrealized gains on available-for-sale investments (net of tax effect of nil, RMB9,867 and RMB8,598 for the years ended December 31, 2019, 2020 and 2021, respectively)	18,839	67,231	48,191	7,562
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of nil, RMB9,654 and RMB8,302 for the years ended December 31, 2019, 2020 and 2021, respectively)	(11,395)	(70,403)	(57,461)	(9,017)
Total comprehensive income (loss)	243,293	(1,470,664)	(3,186,671)	(500,057)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	226,630	(1,392,930)	(3,103,465)	(487,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in (gain) loss of subsidiaries and VIEs	(211,868)	1,387,816	3,106,437	487,466
Realized gains from investments	(525)	(6,564)	(8,498)	(1,333)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(627)	(1,919)	2,083	327
Accrued expenses and other current liabilities	1,756	(1,771)	(3,618)	(568)
Net cash generated from (used in) operating activities	15,366	(15,368)	(7,061)	(1,108)

CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to subsidiaries and VIEs	(673)	(195,783)	(6,248,209)	(980,480)
Repayment from subsidiaries and VIEs	108,339	—	706,870	110,923
Investing activities on debt securities investments	(1,319,660)	(5,252,188)	5,547,488	870,522
Net cash (used in) generated from investing activities	(1,211,994)	(5,447,971)	6,149	965

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from initial public offering and from exercising the overallotment option by the underwriters (net of issuance cost of RMB31,791)	1,366,860	—	—	—
Capital contribution	—	36	7	1
Proceeds from private placement financing	—	5,687,251	—	—
Repurchase of ordinary shares	(86,739)	(282,543)	—	—
Repayments to related parties	(34,056)	—	—	—
Net cash generated from financing activities	1,246,065	5,404,744	7	1
Effect of exchange rate changes	12,032	5,390	3,735	586
Net increase (decrease) in cash and cash equivalents	61,469	(53,205)	2,830	444
Cash and cash equivalents at beginning of the year	166	61,635	8,430	1,323
Cash and cash equivalents at end of the year	61,635	8,430	11,260	1,767

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

1. BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries.

2. INVESTMENT IN SUBSIDIARIES AND VIE AND VIE'S SUBSIDIARIES

The Parent Company and its subsidiaries, VIE and VIE’s subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIE and VIE’s subsidiaries were reported using the equity method of accounting. The Parent Company’s share of loss from its subsidiaries, VIE and VIE’s subsidiaries were reported as share of loss of subsidiaries, VIE and VIE’s subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to RMB nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIE and VIE’s subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

3. CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi (“RMB”) into US dollars as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.3726, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2021, or at any other rate.